Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the period ended February 28, 2023

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.38%

COMMON STOCKS 98.38%

Aerospace & Defense 3.81%
Northrop Grumman Corp.	98,300	$45,622,013
Raytheon Technologies Corp.	901,241	88,402,730
Total		134,024,743

Banks 3.20%
Bank of America Corp.	3,283,634	112,628,646

Beverages 2.11%
Coca-Cola Co. (The)	1,248,479	74,296,985

Biotechnology 2.82%
AbbVie, Inc.	644,807	99,235,797

Capital Markets 8.11%
Ameriprise Financial, Inc.	288,900	99,055,143
Morgan Stanley	1,193,400	115,163,100
S&P Global, Inc.	208,200	71,037,840
Total		285,256,083

Chemicals 2.24%
Air Products & Chemicals, Inc.	173,000	49,474,540
Sherwin-Williams Co. (The)	133,332	29,513,038
Total		78,987,578

Construction Materials 1.63%
Vulcan Materials Co.	317,305	57,403,648

Containers & Packaging 1.21%
Avery Dennison Corp.	233,052	42,459,744

Electric: Utilities 2.66%
NextEra Energy, Inc.	1,318,349	93,642,330

Electrical Equipment 1.21%
Eaton Corp. plc	242,921	42,494,171
Investments	Shares	Fair Value
Equity Real Estate Investment Trusts 2.23%
American Tower Corp.	317,900	$62,947,379
Prologis, Inc.	125,251	15,455,973
Total		78,403,352

Food & Staples Retailing 2.92%
Costco Wholesale Corp.	61,228	29,645,373
Walmart, Inc.	513,770	73,022,130
Total		102,667,503

Health Care Equipment & Supplies 2.20%
Abbott Laboratories	760,900	77,398,748

Health Care Providers & Services 4.32%
Humana, Inc.	92,456	45,767,569
UnitedHealth Group, Inc.	223,300	106,277,402
Total		152,044,971

Hotels, Restaurants & Leisure 3.63%
Churchill Downs, Inc.	130,835	32,156,626
McDonald’s Corp.	168,726	44,528,479
Starbucks Corp.	500,348	51,080,527
Total		127,765,632

Industrial Conglomerates 1.54%
Honeywell International, Inc.	282,700	54,131,396

Information Technology Services 5.38%
Accenture plc Class A (Ireland)(a)	120,000	31,866,000
Jack Henry & Associates, Inc.	171,100	28,101,464
Mastercard, Inc. Class A	363,759	129,239,935
Total		189,207,399

Insurance 5.59%
Allstate Corp. (The)	513,967	66,188,670
Arthur J Gallagher & Co.	207,553	38,885,055
Chubb Ltd. (Switzerland)(a)	173,900	36,696,378
RenaissanceRe Holdings Ltd.	254,774	54,750,933
Total		196,521,036

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2023

Investments	Shares	Fair Value
Life Sciences Tools & Services 2.09%
Danaher Corp.	197,300	$48,837,669
West Pharmaceutical Services, Inc.	78,500	24,886,855
Total		73,724,524

Machinery 2.53%
Parker-Hannifin Corp.	252,591	88,874,143

Metals & Mining 1.28%
Reliance Steel & Aluminum Co.	182,100	45,131,664

Multi-Utilities 0.40%
CMS Energy Corp.	237,700	14,017,169

Oil, Gas & Consumable Fuels 5.52%
Exxon Mobil Corp.	1,257,530	138,215,122
Marathon Petroleum Corp.	454,400	56,163,840
Total		194,378,962

Personal Products 0.54%
Estee Lauder Cos., Inc. (The) Class A	77,919	18,938,213

Pharmaceuticals 3.10%
Eli Lilly & Co.	188,732	58,737,173
Zoetis, Inc.	301,800	50,400,600
Total		109,137,773

Road & Rail 1.70%
Union Pacific Corp.	287,900	59,675,912

Semiconductors & Semiconductor Equipment 6.88%
Analog Devices, Inc.	285,600	52,399,032
KLA Corp.	80,300	30,464,214
Lam Research Corp.	96,467	46,883,927
NVIDIA Corp.	292,600	67,930,016
Texas Instruments, Inc.	259,900	44,559,855
Total		242,237,044
Investments	Shares	Fair Value
Software 8.88%
Intuit, Inc.	108,100	$44,016,158
Microsoft Corp.	814,700	203,202,474
Roper Technologies, Inc.	151,384	65,125,397
Total		312,344,029

Specialty Retail 4.39%
Home Depot, Inc. (The)	184,500	54,711,630
Lowe’s Cos., Inc.	189,375	38,963,906
TJX Cos., Inc. (The)	793,600	60,789,760
Total		154,465,296

Technology Hardware, Storage & Peripherals 3.08%
Apple, Inc.	735,703	108,449,979

Textiles, Apparel & Luxury Goods 1.18%
NIKE, Inc. Class B	349,800	41,552,742
Total Common Stocks (cost $2,949,719,373)		3,461,497,212

	Principal Amount

SHORT-TERM INVESTMENTS 1.48%

REPURCHASE AGREEMENTS 1.48%
Repurchase Agreement dated 2/28/2023, 2.20% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $54,266,300 of U.S. Treasury Note at 2.500% due 5/15/2024; value: $52,993,667; proceeds: $51,957,711 (cost $51,954,536)	$51,954,536	51,954,536
Total Investments in Securities 99.86% (cost $3,001,673,909)		3,513,451,748
Other Assets and Liabilities – Net(b) 0.14%		5,022,218
Net Assets 100.00%		$3,518,473,966

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2023

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at February 28, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2023	150	Long	$29,291,798	$29,816,250	$524,452

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$3,461,497,212	$–	$–	$3,461,497,212
Short-Term Investments
Repurchase Agreements	–	51,954,536	–	51,954,536
Total	$3,461,497,212	$51,954,536	$–	$3,513,451,748
Other Financial Instruments
Futures Contracts
Assets	$524,452	$–	$–	$524,452
Liabilities	–	–	–	–
Total	$524,452	$–	$–	$524,452

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.61%

COMMON STOCKS 98.61%

Aerospace & Defense 3.95%
Axon Enterprise, Inc.*	43,577	$8,728,909
TransDigm Group, Inc.	11,898	8,850,565
Total		17,579,474

Auto Components 1.52%
Mobileye Global, Inc. Class A (Israel)*(a)(b)	171,023	6,757,119

Banks 1.46%
NU Holdings Ltd. Class A (Brazil)*(a)	679,997	3,427,185
SVB Financial Group*	10,698	3,082,201
Total		6,509,386

Biotechnology 6.72%
Apellis Pharmaceuticals, Inc.*	56,390	3,692,417
Argenx SE ADR*	12,779	4,677,370
Cytokinetics, Inc.*	141,144	6,120,004
Karuna Therapeutics, Inc.*	26,827	5,349,840
Krystal Biotech, Inc.*	46,698	3,825,033
Sarepta Therapeutics, Inc.*	50,705	6,192,602
Total		29,857,266

Capital Markets 3.11%
MarketAxess Holdings, Inc.	16,564	5,655,778
MSCI, Inc.	15,618	8,154,939
Total		13,810,717

Communications Equipment 1.78%
Arista Networks, Inc.*	57,114	7,921,712

Construction & Engineering 2.65%
Comfort Systems USA, Inc.	46,048	6,697,221
Quanta Services, Inc.	31,362	5,061,827
Total		11,759,048

Distributors 0.99%
Pool Corp.	12,354	4,408,649

Investments	Shares	Fair Value
Electrical Equipment 0.81%
Rockwell Automation, Inc.	12,254	$3,614,072

Entertainment 1.47%
ROBLOX Corp. Class A*	79,041	2,896,062
Roku, Inc.*	56,122	3,630,532
Total		6,526,594

Health Care Equipment & Supplies 10.22%
Align Technology, Inc.*	26,437	8,182,252
Axonics, Inc.*	61,235	3,679,611
DexCom, Inc.*	73,140	8,119,271
IDEXX Laboratories, Inc.*	17,080	8,082,939
Inspire Medical Systems, Inc.*	15,412	4,006,041
Insulet Corp.*	15,957	4,409,877
Penumbra, Inc.*	17,983	4,675,400
TransMedics Group, Inc.*	53,703	4,299,999
Total		45,455,390

Hotels, Restaurants & Leisure 5.38%
Chipotle Mexican Grill, Inc.*	2,151	3,207,313
Hilton Worldwide Holdings, Inc.	33,916	4,901,201
Planet Fitness, Inc. Class A*	75,139	6,090,016
Wingstop, Inc.	36,139	6,156,279
Wynn Resorts Ltd.*	32,852	3,560,171
Total		23,914,980

Information Technology Services 8.47%
Block, Inc.*	114,622	8,794,946
Cloudflare, Inc. Class A*	156,499	9,391,505
Okta, Inc.*	73,167	5,216,075
Shopify, Inc. Class A (Canada)*(a)	236,312	9,721,876
Toast, Inc. Class A*	239,912	4,539,135
Total		37,663,537

Interactive Media & Services 0.69%
Pinterest, Inc. Class A*	122,604	3,078,586

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2023

Investments	Shares	Fair Value
Internet & Direct Marketing Retail 6.52%
Coupang, Inc. (South Korea)*(a)	293,328	$4,549,517
Etsy, Inc.*	46,343	5,626,504
MercadoLibre, Inc. (Uruguay)*(a)	9,241	11,274,020
Spotify Technology SA (Sweden)*(a)	64,817	7,538,217
Total		28,988,258

Life Sciences Tools & Services 3.44%
10X Genomics, Inc. Class A*	121,655	5,781,046
Mettler-Toledo International, Inc.*	2,916	4,180,698
Repligen Corp.*	30,466	5,312,356
Total		15,274,100

Road & Rail 0.96%
Saia, Inc.*	15,835	4,289,227

Semiconductors & Semiconductor Equipment 11.90%
GLOBALFOUNDRIES, Inc.*(b)	50,960	3,329,726
KLA Corp.	18,726	7,104,270
Lattice Semiconductor Corp.*	128,490	10,916,510
Monolithic Power Systems, Inc.	17,925	8,680,898
ON Semiconductor Corp.*	109,582	8,482,743
Rambus, Inc.*	136,934	6,056,591
Silicon Laboratories, Inc.*	26,153	4,669,095
SolarEdge Technologies, Inc. (Israel)*(a)	11,538	3,668,161
Total		52,907,994

Software 16.80%
Bentley Systems, Inc. Class B	85,448	3,457,226
Cadence Design Systems, Inc.*	29,361	5,664,911
Investments	Shares	Fair Value
Software (continued)
Clear Secure, Inc. Class A	290,322	$8,924,498
Confluent, Inc. Class A*	219,583	5,355,629
DoubleVerify Holdings, Inc.*	258,169	6,782,100
Dynatrace, Inc.*	157,660	6,705,280
Gitlab, Inc. Class A*	101,525	4,471,161
HubSpot, Inc.*	11,380	4,402,467
Monday.com Ltd. (Israel)*(a)	13,973	2,161,902
Paycom Software, Inc.*	11,935	3,449,931
Paylocity Holding Corp.*	11,705	2,254,500
Procore Technologies, Inc.*	49,330	3,304,617
Roper Technologies, Inc.	7,964	3,426,113
Sprout Social, Inc. Class A*	54,562	3,327,191
Synopsys, Inc.*	10,934	3,977,352
Trade Desk, Inc. (The) Class A*	125,401	7,017,440
Total		74,682,318

Specialty Retail 4.46%
Dick’s Sporting Goods, Inc.	52,489	6,751,660
Tractor Supply Co.	22,145	5,165,543
Ulta Beauty, Inc.*	15,226	7,899,249
Total		19,816,452

Technology Hardware, Storage & Peripherals 0.88%
Pure Storage, Inc. Class A*	137,333	3,919,484

Textiles, Apparel & Luxury Goods 3.93%
Crocs, Inc.*	75,858	9,232,677
Deckers Outdoor Corp.*	19,832	8,257,053
Total		17,489,730

Transportation Infrastructure 0.50%
TFI International, Inc. (Canada)(a)	18,234	2,225,277
Total Common Stocks (cost $387,938,101)		438,449,370

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.30%

REPURCHASE AGREEMENTS 1.25%
Repurchase Agreement dated 2/28/2023, 2.20% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $5,935,800 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $5,653,042; proceeds: $5,542,481 (cost $5,542,143)	$5,542,143	$5,542,143
Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.85%
Fidelity Government Portfolio(c) (cost $8,211,870)	8,211,870	$8,211,870

TIME DEPOSITS 0.20%
CitiBank N.A.(c) (cost $912,430)	912,430	912,430
Total Short-Term Investments (cost $14,666,443)		14,666,443
Total Investments in Securities 101.91% (cost $402,604,544)		453,115,813
Other Assets and Liabilities – Net (1.91)%		(8,485,334)
Net Assets 100.00%		$444,630,479

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$438,449,370	$–	$–	$438,449,370
Short-Term Investments
Repurchase Agreements	–	5,542,143	–	5,542,143
Money Market Funds	8,211,870	–	–	8,211,870
Time Deposits	–	912,430	–	912,430
Total	$446,661,240	$6,454,573	$–	$453,115,813

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.75%

COMMON STOCKS 99.75%

Aerospace & Defense 1.44%
Curtiss-Wright Corp.	33,821	$5,911,573

Auto Components 2.41%
Dorman Products, Inc.*	67,605	6,289,293
Gentherm, Inc.*	56,167	3,567,166
Total		9,856,459

Banks 12.25%
Bancorp, Inc. (The)*	263,767	9,123,701
First BanCorp	533,344	7,738,821
Heritage Financial Corp.	274,192	7,641,731
Prosperity Bancshares, Inc.	83,684	6,149,937
Seacoast Banking Corp. of Florida	189,977	5,796,198
SouthState Corp.	77,179	6,226,802
Wintrust Financial Corp.	81,200	7,480,956
Total		50,158,146

Beverages 1.98%
Vita Coco Co., Inc. (The)*	479,371	8,106,164

Building Products 2.11%
Masonite International Corp.*	97,403	8,649,386

Capital Markets 3.93%
Bridge Investment Group Holdings, Inc. Class A	396,871	5,393,477
CI Financial Corp.(a)	451,500	4,953,430
Moelis & Co. Class A	133,606	5,722,345
Total		16,069,252

Chemicals 4.21%
Avient Corp.	135,889	5,928,837
Element Solutions, Inc.	255,797	5,254,070
Valvoline, Inc.	171,452	6,035,111
Total		17,218,018
Investments	Shares	Fair Value
Commercial Banks 1.56%
WSFS Financial Corp.	127,810	$6,378,997

Commercial Services & Supplies 1.39%
SP Plus Corp.*	166,675	5,670,284

Construction & Engineering 1.67%
EMCOR Group, Inc.	40,768	6,817,225

Construction Materials 1.64%
Eagle Materials, Inc.	47,777	6,704,069

Containers & Packaging 0.79%
Pactiv Evergreen, Inc.	300,590	3,249,378

Diversified Financial Services 1.61%
Compass Diversified Holdings	303,387	6,604,735

Electric: Utilities 0.98%
Portland General Electric Co.	83,558	3,994,072

Electrical Equipment 0.94%
Brady Corp. Class A	69,757	3,847,796

Electronic Equipment, Instruments & Components 3.32%
Belden, Inc.	89,352	7,539,522
Mirion Technologies, Inc.*	665,382	6,041,668
Total		13,581,190

Energy Equipment & Services 2.01%
TechnipFMC plc (United Kingdom)*(b)	539,020	8,241,616

Entertainment 1.14%
Marcus Corp. (The)	290,458	4,673,469

Equity Real Estate Investment Trusts 3.44%
National Storage Affiliates Trust	127,033	5,373,496
Physicians Realty Trust	227,168	3,368,901
STAG Industrial, Inc.	158,400	5,328,576
Total		14,070,973

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2023

Investments	Shares	Fair Value
Health Care Equipment & Supplies 1.26%
CONMED Corp.	53,688	$5,164,249

Health Care Providers & Services 2.44%
AMN Healthcare Services, Inc.*	35,738	3,216,777
Tenet Healthcare Corp.*	116,000	6,789,480
Total		10,006,257

Hotels, Restaurants & Leisure 0.98%
Dave & Buster’s Entertainment, Inc.*	100,354	4,016,167

Household Durables 1.09%
Helen of Troy Ltd.*	39,603	4,462,862

Household Products 2.55%
Reynolds Consumer Products, Inc.	134,575	3,692,738
Spectrum Brands Holdings, Inc.	105,229	6,736,761
Total		10,429,499

Information Technology Services 5.50%
Euronet Worldwide, Inc.*	57,384	6,246,248
International Money Express, Inc.*	389,283	9,946,181
WNS Holdings Ltd. ADR*	72,728	6,321,518
Total		22,513,947

Insurance 5.38%
Kemper Corp.	124,626	7,676,961
RenaissanceRe Holdings Ltd.	31,140	6,691,986
Selective Insurance Group, Inc.	32,592	3,309,066
Stewart Information Services Corp.	102,575	4,358,412
Total		22,036,425

Interactive Media & Services 1.91%
Cars.com, Inc.*	407,611	7,826,131

Internet Software & Services 0.69%
Perficient, Inc.*	39,658	2,807,786
Investments	Shares	Fair Value
Leisure Products 0.84%
YETI Holdings, Inc.*	88,124	$3,435,074

Machinery 6.28%
Alamo Group, Inc.	40,090	7,312,015
Columbus McKinnon Corp.	169,674	6,298,299
Crane Holdings Co.	56,390	6,754,394
Miller Industries, Inc.	192,084	5,341,856
Total		25,706,564

Media 1.26%
Criteo SA ADR*	156,142	5,176,107

Oil, Gas & Consumable Fuels 4.67%
Chesapeake Energy Corp.	48,446	3,914,921
MEG Energy Corp.*(a)	389,000	6,146,457
Permian Resources Corp.	836,005	9,037,214
Total		19,098,592

Personal Products 2.21%
BellRing Brands, Inc.*	292,305	9,026,378

Pharmaceuticals 2.01%
Organon & Co.	335,322	8,212,036

Professional Services 1.88%
ICF International, Inc.	58,000	5,770,420
TrueBlue, Inc.*	101,993	1,907,269
Total		7,677,689

Real Estate Management & Development 1.16%
Marcus & Millichap, Inc.	138,758	4,769,113

Semiconductors & Semiconductor Equipment 1.65%
FormFactor, Inc.*	224,123	6,746,102

Software 1.79%
CommVault Systems, Inc.*	124,272	7,317,135

Specialty Retail 1.38%
Boot Barn Holdings, Inc.*	73,100	5,661,595

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2023

Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 1.17%
Deckers Outdoor Corp.*	4,812	$2,003,476
Kontoor Brands, Inc.	53,395	2,784,550
Total		4,788,026

Trading Companies & Distributors 2.83%
Applied Industrial Technologies, Inc.	32,370	4,624,378
MRC Global, Inc.*	622,618	6,973,322
Total		11,597,700
Total Common Stocks (cost $374,221,692)		408,278,236
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.36%

REPURCHASE AGREEMENTS 0.36%
Repurchase Agreement dated 2/28/2023, 2.20% due 3/1/2023 with Fixed Income Clearing Corp. collateralized by $1,550,900 of U.S. Treasury Bill at 0.000% due 2/22/2024; value: $1,477,021; proceeds: $1,448,095 (cost $1,448,007)	$1,448,007	$1,448,007
Total Investments in Securities 100.11% (cost $375,669,699)		409,726,243
Other Assets and Liabilities – Net (0.11)%		(432,125)
Net Assets 100.00%		$409,294,118

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$408,278,236	$–	$–	$408,278,236
Short-Term Investments
Repurchase Agreements	–	1,448,007	–	1,448,007
Total	$408,278,236	$1,448,007	$–	$409,726,243

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”) the board has designated the determination of fair value of the Funds’ portfolio investment to Lord, Abbett & Co. LCC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that preforms these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value, Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

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Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

Income Taxes—It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an

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Notes to Schedule of Investments (unaudited)(concluded)

approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of February 28, 2023, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Growth Opportunities Fund	$8,905,835	$9,124,300

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QPHR-RES-1Q
(4/23)